Quarterly Holdings Report
for
Fidelity® Series Sustainable U.S. Market Fund
April 30, 2024
SUQ-NPRT1-0624
1.9908962.100
Common Stocks - 97.4%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	1,308	22,092
Cellnex Telecom SA (a)	28	926
Cogent Communications Group, Inc.	56	3,594
Frontier Communications Parent, Inc. (b)	64	1,481
Verizon Communications, Inc.	1,397	55,168
		83,261
Entertainment - 1.6%
Electronic Arts, Inc.	139	17,628
Netflix, Inc. (b)	178	98,014
Sphere Entertainment Co. (b)	38	1,477
The Walt Disney Co.	1,075	119,433
TKO Group Holdings, Inc.	27	2,556
Universal Music Group NV	527	15,579
Vivid Seats, Inc. Class A (b)	213	1,120
Warner Bros Discovery, Inc. (b)	1,101	8,103
		263,910
Interactive Media & Services - 4.6%
Alphabet, Inc.:
Class A	1,740	283,237
Class C	2,130	350,683
IAC, Inc. (b)	251	11,938
Match Group, Inc. (b)	306	9,431
Pinterest, Inc. Class A (b)	263	8,797
QuinStreet, Inc. (b)	116	2,098
Snap, Inc. Class A (b)	6,212	93,491
TripAdvisor, Inc. (b)	235	6,188
Ziff Davis, Inc. (b)	167	8,368
Zoominfo Technologies, Inc. (b)	598	9,484
		783,715
Media - 0.9%
Comcast Corp. Class A	2,854	108,766
Interpublic Group of Companies, Inc.	550	16,742
News Corp.:
Class A	354	8,425
Class B	383	9,399
Paramount Global Class B	939	10,695
TechTarget, Inc. (b)	67	1,843
Thryv Holdings, Inc. (b)	103	2,370
		158,240
TOTAL COMMUNICATION SERVICES		1,289,126
CONSUMER DISCRETIONARY - 9.6%
Automobile Components - 0.1%
Aptiv PLC (b)	142	10,082
LCI Industries	57	5,927
		16,009
Automobiles - 0.7%
Harley-Davidson, Inc.	127	4,368
Rivian Automotive, Inc. (b)	1,436	12,780
Tesla, Inc. (b)	528	96,772
Thor Industries, Inc.	33	3,281
		117,201
Broadline Retail - 3.2%
Alibaba Group Holding Ltd. sponsored ADR	178	13,323
Amazon.com, Inc. (b)	2,923	511,525
Coupang, Inc. Class A (b)	97	2,183
Kohl's Corp.	163	3,902
Macy's, Inc.	315	5,805
		536,738
Distributors - 0.2%
LKQ Corp.	462	19,926
Pool Corp.	22	7,976
		27,902
Diversified Consumer Services - 0.3%
ADT, Inc.	260	1,690
Bright Horizons Family Solutions, Inc. (b)	24	2,489
European Wax Center, Inc. (b)	108	1,270
Grand Canyon Education, Inc. (b)	13	1,690
H&R Block, Inc.	494	23,332
Laureate Education, Inc. Class A	392	5,684
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	98	7,556
Service Corp. International	9	645
		44,356
Hotels, Restaurants & Leisure - 1.4%
Airbnb, Inc. Class A (b)	162	25,688
Aramark	53	1,670
Booking Holdings, Inc.	16	55,232
Chipotle Mexican Grill, Inc. (b)	10	31,596
Doordash, Inc. (b)	130	16,804
Draftkings Holdings, Inc. (b)	56	2,327
Hilton Grand Vacations, Inc. (b)	34	1,416
Hilton Worldwide Holdings, Inc.	77	15,191
Light & Wonder, Inc. Class A (b)	37	3,303
Marriott International, Inc. Class A	8	1,889
McDonald's Corp.	138	37,680
Planet Fitness, Inc. (b)	10	598
Starbucks Corp.	367	32,476
Vail Resorts, Inc.	60	11,362
Wingstop, Inc.	7	2,694
		239,926
Household Durables - 0.4%
Cavco Industries, Inc. (b)	1	364
D.R. Horton, Inc.	121	17,241
Green Brick Partners, Inc. (b)	199	10,772
Mohawk Industries, Inc. (b)	36	4,152
PulteGroup, Inc.	37	4,123
Skyline Champion Corp. (b)	136	10,199
Sony Group Corp. sponsored ADR	154	12,716
Tempur Sealy International, Inc.	34	1,702
TopBuild Corp. (b)	22	8,903
Whirlpool Corp.	38	3,605
		73,777
Leisure Products - 0.1%
Acushnet Holdings Corp.	67	4,086
BRP, Inc.	30	2,018
Brunswick Corp.	13	1,048
Clarus Corp.	484	3,064
Hasbro, Inc.	258	15,815
YETI Holdings, Inc. (b)	24	857
		26,888
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A (b)	161	19,565
Academy Sports & Outdoors, Inc.	344	20,055
Advance Auto Parts, Inc.	75	5,474
American Eagle Outfitters, Inc.	850	20,621
Aritzia, Inc. (b)	89	2,304
AutoNation, Inc. (b)	9	1,450
Best Buy Co., Inc.	234	17,232
Boot Barn Holdings, Inc. (b)	29	3,088
Dick's Sporting Goods, Inc.	38	7,636
Five Below, Inc. (b)	57	8,341
Foot Locker, Inc.	63	1,314
GameStop Corp. Class A (b)	42	466
Gap, Inc.	289	5,930
Lowe's Companies, Inc.	447	101,912
Murphy U.S.A., Inc.	55	22,760
Ross Stores, Inc.	64	8,291
The Home Depot, Inc.	210	70,186
TJX Companies, Inc.	157	14,772
Tractor Supply Co.	37	10,104
Ulta Beauty, Inc. (b)	14	5,668
Victoria's Secret & Co. (b)	67	1,181
Warby Parker, Inc. (b)	321	3,769
Williams-Sonoma, Inc.	92	26,384
		378,503
Textiles, Apparel & Luxury Goods - 1.0%
Carter's, Inc.	3	205
Compagnie Financiere Richemont SA Series A	50	6,911
Crocs, Inc. (b)	135	16,790
Hermes International SCA	3	7,207
Kontoor Brands, Inc.	65	4,034
lululemon athletica, Inc. (b)	223	80,414
LVMH Moet Hennessy Louis Vuitton SE	13	10,679
NIKE, Inc. Class B	170	15,684
PVH Corp.	156	16,973
Ralph Lauren Corp.	25	4,091
Tapestry, Inc.	222	8,862
VF Corp.	11	137
		171,987
TOTAL CONSUMER DISCRETIONARY		1,633,287
CONSUMER STAPLES - 6.1%
Beverages - 1.4%
Brown-Forman Corp. Class A	31	1,521
Celsius Holdings, Inc. (b)	244	17,390
Coca-Cola European Partners PLC	308	22,182
Constellation Brands, Inc. Class A (sub. vtg.)	67	16,982
Molson Coors Beverage Co. Class B	330	18,896
Primo Water Corp.	92	1,736
The Coca-Cola Co.	2,547	157,328
The Vita Coco Co., Inc. (b)	167	4,048
		240,083
Consumer Staples Distribution & Retail - 1.6%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	108	5,986
BJ's Wholesale Club Holdings, Inc. (b)	233	17,400
Casey's General Stores, Inc.	23	7,350
Costco Wholesale Corp.	66	47,711
Dollar Tree, Inc. (b)	143	16,910
Kroger Co.	496	27,468
Performance Food Group Co. (b)	128	8,689
Sprouts Farmers Market LLC (b)	169	11,159
Sysco Corp.	257	19,100
Target Corp.	243	39,118
Walmart, Inc.	1,125	66,769
		267,660
Food Products - 1.6%
Archer Daniels Midland Co.	196	11,497
Bunge Global SA	154	15,671
Campbell Soup Co.	333	15,221
Conagra Brands, Inc.	40	1,231
Darling Ingredients, Inc. (b)	257	10,889
Flowers Foods, Inc.	88	2,195
Freshpet, Inc. (b)	38	4,031
General Mills, Inc.	877	61,793
Hormel Foods Corp.	498	17,709
Kellanova	829	47,966
McCormick & Co., Inc. (non-vtg.)	190	14,451
Mondelez International, Inc.	169	12,158
Nomad Foods Ltd.	191	3,449
The J.M. Smucker Co.	11	1,263
The Kraft Heinz Co.	1,043	40,270
The Simply Good Foods Co. (b)	129	4,702
TreeHouse Foods, Inc. (b)	14	526
WK Kellogg Co.	107	2,497
		267,519
Household Products - 1.1%
Church & Dwight Co., Inc.	207	22,333
Kimberly-Clark Corp.	230	31,402
Procter & Gamble Co.	693	113,098
Spectrum Brands Holdings, Inc.	45	3,684
The Clorox Co.	153	22,624
		193,141
Personal Care Products - 0.4%
BellRing Brands, Inc. (b)	53	2,924
Coty, Inc. Class A (b)	154	1,762
Estee Lauder Companies, Inc. Class A	60	8,803
Haleon PLC	1,302	5,499
Haleon PLC ADR	1,294	11,038
Kenvue, Inc.	2,267	42,665
		72,691
TOTAL CONSUMER STAPLES		1,041,094
ENERGY - 5.7%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	1,286	41,949
Cactus, Inc.	319	15,835
Championx Corp.	552	18,531
Liberty Oilfield Services, Inc. Class A	675	14,850
NOV, Inc.	406	7,507
Oceaneering International, Inc. (b)	215	4,926
Schlumberger Ltd.	967	45,913
Secure Energy Services, Inc.	302	2,558
TechnipFMC PLC	911	23,340
Valaris Ltd. (b)	122	7,937
		183,346
Oil, Gas & Consumable Fuels - 4.6%
Antero Midstream GP LP	678	9,384
Antero Resources Corp. (b)	590	20,066
Cameco Corp.	153	6,981
Cameco Corp.	262	11,954
Cheniere Energy, Inc.	234	36,930
Chesapeake Energy Corp.	47	4,224
Chord Energy Corp.	52	9,203
Civitas Resources, Inc.	78	5,613
ConocoPhillips Co.	91	11,431
Coterra Energy, Inc.	140	3,830
Devon Energy Corp.	70	3,583
Diamondback Energy, Inc.	143	28,762
DT Midstream, Inc.	206	12,813
EOG Resources, Inc.	195	25,765
EQT Corp.	42	1,684
Equinor ASA sponsored ADR	1,277	33,955
Galp Energia SGPS SA Class B	988	21,299
Hess Corp.	76	11,969
HF Sinclair Corp.	50	2,713
Imperial Oil Ltd.	782	53,766
Kosmos Energy Ltd. (b)	3,266	18,518
Marathon Oil Corp.	385	10,337
MEG Energy Corp. (b)	327	7,437
National Energy Services Reunited Corp. (b)	249	2,465
New Fortress Energy, Inc.	128	3,354
Occidental Petroleum Corp.	752	49,737
ONEOK, Inc.	654	51,744
Ovintiv, Inc.	344	17,654
Parex Resources, Inc.	539	9,397
Parkland Corp.	78	2,403
Phillips 66 Co.	314	44,968
Range Resources Corp.	73	2,621
Reliance Industries Ltd. GDR (a)	254	17,958
Shell PLC ADR	1,732	124,115
Southwestern Energy Co. (b)	247	1,850
Targa Resources Corp.	409	46,651
The Williams Companies, Inc.	640	24,550
Valero Energy Corp.	163	26,059
		777,743
TOTAL ENERGY		961,089
FINANCIALS - 13.0%
Banks - 5.2%
Bank of America Corp.	5,411	200,261
Bank OZK	31	1,384
Cadence Bank	67	1,854
Citigroup, Inc.	1,056	64,764
Comerica, Inc.	131	6,572
East West Bancorp, Inc.	119	8,864
Eastern Bankshares, Inc.	208	2,612
Fifth Third Bancorp	271	9,881
First Bancorp, Puerto Rico	329	5,675
First Hawaiian, Inc.	227	4,787
First Horizon National Corp.	183	2,730
First Interstate Bancsystem, Inc.	225	6,008
Glacier Bancorp, Inc.	133	4,812
Huntington Bancshares, Inc.	2,096	28,233
Independent Bank Corp.	117	2,903
JPMorgan Chase & Co.	1,275	244,469
KeyCorp	540	7,825
M&T Bank Corp.	163	23,536
Metropolitan Bank Holding Corp. (b)	55	2,184
Nu Holdings Ltd. (b)	794	8,623
Pathward Financial, Inc.	88	4,433
Pinnacle Financial Partners, Inc.	95	7,287
PNC Financial Services Group, Inc.	651	99,772
Regions Financial Corp.	1,261	24,299
Synovus Financial Corp.	427	15,282
Trico Bancshares	109	3,790
Truist Financial Corp.	544	20,427
U.S. Bancorp	1,295	52,616
United Community Bank, Inc.	33	833
Univest Corp. of Pennsylvania	62	1,294
Webster Financial Corp.	106	4,646
Western Alliance Bancorp.	144	8,184
Zions Bancorporation NA	105	4,282
		885,122
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	9	1,405
Bank of New York Mellon Corp.	745	42,085
BlackRock, Inc. Class A	58	43,769
Cboe Global Markets, Inc.	65	11,775
Coinbase Global, Inc. (b)	55	11,216
FactSet Research Systems, Inc.	22	9,172
Goldman Sachs Group, Inc.	88	37,550
Houlihan Lokey	54	6,884
Intercontinental Exchange, Inc.	50	6,438
Janus Henderson Group PLC	170	5,307
KKR & Co. LP	345	32,109
Lazard, Inc. Class A	112	4,312
Moody's Corp.	75	27,775
Morgan Stanley	653	59,319
NASDAQ, Inc.	213	12,748
Northern Trust Corp.	506	41,689
Robinhood Markets, Inc. (b)	123	2,028
S&P Global, Inc.	181	75,265
State Street Corp.	70	5,074
TMX Group Ltd.	273	7,228
XP, Inc. Class A	112	2,293
		445,441
Consumer Finance - 0.8%
American Express Co.	282	65,996
Capital One Financial Corp.	91	13,052
Discover Financial Services	165	20,910
FirstCash Holdings, Inc.	70	7,909
OneMain Holdings, Inc.	38	1,980
SLM Corp.	283	5,997
Synchrony Financial	373	16,405
		132,249
Financial Services - 1.8%
Affirm Holdings, Inc. (b)	50	1,594
Apollo Global Management, Inc.	53	5,744
Corebridge Financial, Inc.	83	2,204
Edenred SA	47	2,230
Essent Group Ltd.	140	7,416
Fidelity National Information Services, Inc.	493	33,485
MasterCard, Inc. Class A	239	107,837
MGIC Investment Corp.	102	2,069
PayPal Holdings, Inc. (b)	127	8,626
The Western Union Co.	107	1,438
Visa, Inc. Class A	447	120,069
Walker & Dunlop, Inc.	23	2,107
WEX, Inc. (b)	7	1,479
		296,298
Insurance - 2.6%
AFLAC, Inc.	31	2,593
American International Group, Inc.	52	3,916
Assurant, Inc.	84	14,650
Assured Guaranty Ltd.	64	4,909
Axis Capital Holdings Ltd.	47	2,883
CNA Financial Corp.	140	6,152
Fidelity National Financial, Inc.	40	1,980
First American Financial Corp.	106	5,678
Genworth Financial, Inc. Class A (b)	595	3,528
Globe Life, Inc.	121	9,217
Hartford Financial Services Group, Inc.	328	31,780
Kinsale Capital Group, Inc.	5	1,816
Loews Corp.	64	4,810
Marsh & McLennan Companies, Inc.	84	16,752
MetLife, Inc.	515	36,606
Primerica, Inc.	50	10,593
Principal Financial Group, Inc.	104	8,231
Progressive Corp.	270	56,228
Prudential Financial, Inc.	740	81,755
Reinsurance Group of America, Inc.	23	4,301
RenaissanceRe Holdings Ltd.	16	3,508
Selective Insurance Group, Inc.	55	5,591
The Travelers Companies, Inc.	432	91,653
Unum Group	64	3,245
W.R. Berkley Corp.	5	385
White Mountains Insurance Group Ltd.	2	3,556
Willis Towers Watson PLC	115	28,881
		445,197
TOTAL FINANCIALS		2,204,307
HEALTH CARE - 12.1%
Biotechnology - 1.7%
AbbVie, Inc.	120	19,517
Alnylam Pharmaceuticals, Inc. (b)	13	1,871
Amgen, Inc.	148	40,543
Arcellx, Inc. (b)	88	4,402
Arrowhead Pharmaceuticals, Inc. (b)	119	2,692
Astria Therapeutics, Inc. (b)	223	2,047
Biogen, Inc. (b)	45	9,667
Blueprint Medicines Corp. (b)	38	3,471
Celldex Therapeutics, Inc. (b)	33	1,235
Cogent Biosciences, Inc. (b)	321	2,087
Crinetics Pharmaceuticals, Inc. (b)	142	6,222
Cytokinetics, Inc. (b)	121	7,420
Gilead Sciences, Inc.	891	58,093
Insmed, Inc. (b)	265	6,551
Keros Therapeutics, Inc. (b)	114	6,428
Kymera Therapeutics, Inc. (b)	41	1,378
Madrigal Pharmaceuticals, Inc. (b)	19	3,876
Mirati Therapeutics, Inc. rights (b)(c)	26	0
Moonlake Immunotherapeutics (b)	127	5,196
Morphic Holding, Inc. (b)	71	1,936
Nuvalent, Inc. Class A (b)	26	1,791
Regeneron Pharmaceuticals, Inc. (b)	59	52,549
Repligen Corp. (b)	51	8,374
Roivant Sciences Ltd. (b)	164	1,788
Tango Therapeutics, Inc. (b)	234	1,802
Tyra Biosciences, Inc. (b)	230	3,933
Vaxcyte, Inc. (b)	139	8,416
Vericel Corp. (b)	84	3,853
Vertex Pharmaceuticals, Inc. (b)	43	16,891
Viridian Therapeutics, Inc. (b)	156	2,069
Xenon Pharmaceuticals, Inc. (b)	154	6,260
Zentalis Pharmaceuticals, Inc. (b)	119	1,316
		293,674
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (b)	756	54,334
DexCom, Inc. (b)	201	25,605
Edwards Lifesciences Corp. (b)	407	34,461
GE Healthcare Technologies, Inc.	131	9,987
Glaukos Corp. (b)	94	9,024
Hologic, Inc. (b)	103	7,804
IDEXX Laboratories, Inc. (b)	58	28,580
Inspire Medical Systems, Inc. (b)	38	9,183
Insulet Corp. (b)	55	9,457
Integer Holdings Corp. (b)	80	8,930
Intuitive Surgical, Inc. (b)	47	17,419
Penumbra, Inc. (b)	6	1,179
Shockwave Medical, Inc. (b)	4	1,321
Solventum Corp.	182	11,832
STERIS PLC	68	13,910
Stryker Corp.	43	14,470
Tandem Diabetes Care, Inc. (b)	67	2,458
Teleflex, Inc.	35	7,306
The Cooper Companies, Inc.	215	19,148
TransMedics Group, Inc. (b)	49	4,612
Zimmer Biomet Holdings, Inc.	97	11,667
		302,687
Health Care Providers & Services - 4.0%
Acadia Healthcare Co., Inc. (b)	67	4,954
agilon health, Inc. (b)	164	902
Cardinal Health, Inc.	302	31,118
Cencora, Inc.	119	28,447
Centene Corp. (b)	706	51,580
Cigna Group	371	132,462
CVS Health Corp.	593	40,152
Elevance Health, Inc.	116	61,315
Guardant Health, Inc. (b)	98	1,764
HCA Holdings, Inc.	42	13,012
Humana, Inc.	6	1,813
Laboratory Corp. of America Holdings	33	6,645
McKesson Corp.	125	67,151
Molina Healthcare, Inc. (b)	31	10,605
Privia Health Group, Inc. (b)	66	1,214
Progyny, Inc. (b)	61	1,956
Quest Diagnostics, Inc.	74	10,225
R1 RCM, Inc. (b)	118	1,450
Surgery Partners, Inc. (b)	140	3,493
Tenet Healthcare Corp. (b)	44	4,941
UnitedHealth Group, Inc.	427	206,540
		681,739
Health Care Technology - 0.1%
Veeva Systems, Inc. Class A (b)	39	7,744
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	112	15,348
Avantor, Inc. (b)	383	9,280
Azenta, Inc. (b)	21	1,102
Bruker Corp.	20	1,560
Danaher Corp.	370	91,249
Fortrea Holdings, Inc.	38	1,390
ICON PLC (b)	13	3,872
IQVIA Holdings, Inc. (b)	84	19,469
Medpace Holdings, Inc. (b)	4	1,553
Mettler-Toledo International, Inc. (b)	3	3,689
Thermo Fisher Scientific, Inc.	21	11,943
Waters Corp. (b)	34	10,507
West Pharmaceutical Services, Inc.	17	6,077
		177,039
Pharmaceuticals - 3.5%
Arvinas Holding Co. LLC (b)	57	1,811
AstraZeneca PLC sponsored ADR	345	26,179
Bristol-Myers Squibb Co.	1,614	70,919
Edgewise Therapeutics, Inc. (b)	210	3,767
Elanco Animal Health, Inc. (b)	203	2,671
Eli Lilly & Co.	286	223,395
Enliven Therapeutics, Inc. (b)	77	1,339
GSK PLC sponsored ADR	306	12,681
Intra-Cellular Therapies, Inc. (b)	59	4,237
Longboard Pharmaceuticals, Inc. (b)	163	3,472
Merck & Co., Inc.	615	79,470
Novo Nordisk A/S:
Series B	36	4,617
Series B sponsored ADR	143	18,348
Perrigo Co. PLC	80	2,613
Pfizer, Inc.	1,281	32,819
Roche Holding AG (participation certificate)	30	7,188
Sanofi SA sponsored ADR	398	19,594
UCB SA	148	19,672
Zoetis, Inc. Class A	360	57,326
		592,118
TOTAL HEALTH CARE		2,055,001
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.6%
AerSale Corp. (b)	88	627
Airbus Group NV	229	37,684
Axon Enterprise, Inc. (b)	82	25,720
BWX Technologies, Inc.	148	14,174
Curtiss-Wright Corp.	62	15,712
General Electric Co.	1,456	235,610
HEICO Corp.	33	6,844
HEICO Corp. Class A	47	7,795
Hexcel Corp.	84	5,394
Howmet Aerospace, Inc.	147	9,812
Kratos Defense & Security Solutions, Inc. (b)	241	4,295
Lockheed Martin Corp.	25	11,623
Mercury Systems, Inc. (b)	88	2,482
Northrop Grumman Corp.	66	32,012
Spirit AeroSystems Holdings, Inc. Class A (b)	387	12,384
Textron, Inc.	99	8,374
V2X, Inc. (b)	57	2,769
Woodward, Inc.	51	8,280
		441,591
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	289	20,519
DHL Group	101	4,229
Expeditors International of Washington, Inc.	263	29,275
FedEx Corp.	157	41,099
GXO Logistics, Inc. (b)	7	348
United Parcel Service, Inc. Class B	318	46,899
		142,369
Building Products - 1.0%
Advanced Drain Systems, Inc.	23	3,611
Builders FirstSource, Inc. (b)	8	1,463
Carrier Global Corp.	369	22,690
Fortune Brands Innovations, Inc.	164	11,988
Johnson Controls International PLC	332	21,603
Lennox International, Inc.	37	17,147
Owens Corning	75	12,616
Simpson Manufacturing Co. Ltd.	47	8,173
The AZEK Co., Inc. (b)	97	4,427
Trane Technologies PLC	198	62,833
Trex Co., Inc. (b)	18	1,594
		168,145
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (b)	273	4,764
Veralto Corp.	238	22,296
Vestis Corp.	74	1,363
		28,423
Construction & Engineering - 0.6%
Comfort Systems U.S.A., Inc.	56	17,327
Dycom Industries, Inc. (b)	39	5,461
EMCOR Group, Inc.	63	22,502
Granite Construction, Inc.	151	8,381
IES Holdings, Inc. (b)	155	20,944
Larsen & Toubro Ltd. GDR	180	7,794
MasTec, Inc. (b)	10	887
Quanta Services, Inc.	48	12,411
Sterling Construction Co., Inc. (b)	70	7,112
Willscot Mobile Mini Holdings (b)	50	1,848
		104,667
Electrical Equipment - 1.1%
Acuity Brands, Inc.	52	12,912
Atkore, Inc.	71	12,446
Eaton Corp. PLC	129	41,056
GE Vernova LLC	370	56,873
Hubbell, Inc. Class B	15	5,558
Nextracker, Inc. Class A (b)	141	6,033
nVent Electric PLC	63	4,540
Regal Rexnord Corp.	138	22,269
Sunrun, Inc. (b)	62	638
Thermon Group Holdings, Inc. (b)	192	6,131
Vertiv Holdings Co.	277	25,761
		194,217
Ground Transportation - 1.0%
ArcBest Corp.	77	8,540
Avis Budget Group, Inc.	9	859
Canadian Pacific Kansas City Ltd.	26	2,039
J.B. Hunt Transport Services, Inc.	49	7,966
Landstar System, Inc.	10	1,744
Ryder System, Inc.	67	8,164
Saia, Inc. (b)	13	5,159
U-Haul Holding Co. (b)	23	1,454
U-Haul Holding Co. (non-vtg.)	18	1,104
Uber Technologies, Inc. (b)	1,376	91,188
Union Pacific Corp.	153	36,285
		164,502
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	279	53,772
Siemens AG	152	28,475
		82,247
Machinery - 1.7%
Astec Industries, Inc.	45	1,881
Caterpillar, Inc.	79	26,431
Chart Industries, Inc. (b)	30	4,322
CNH Industrial NV	1,096	12,494
Crane Co.	32	4,480
Cummins, Inc.	152	42,938
Deere & Co.	111	43,447
Dover Corp.	31	5,558
Federal Signal Corp.	146	11,870
Fortive Corp.	39	2,936
IDEX Corp.	15	3,307
Ingersoll Rand, Inc.	149	13,905
ITT, Inc.	53	6,855
Kadant, Inc.	17	4,654
Oshkosh Corp.	46	5,164
Parker Hannifin Corp.	8	4,359
Pentair PLC	639	50,539
SPX Technologies, Inc. (b)	124	15,104
Terex Corp.	176	9,865
Xylem, Inc.	196	25,617
		295,726
Passenger Airlines - 0.0%
Copa Holdings SA Class A	12	1,146
Professional Services - 0.7%
ASGN, Inc. (b)	44	4,244
Automatic Data Processing, Inc.	258	62,408
Broadridge Financial Solutions, Inc.	91	17,600
Dayforce, Inc. (b)	95	5,830
ExlService Holdings, Inc. (b)	121	3,509
First Advantage Corp.	142	2,315
FTI Consulting, Inc. (b)	12	2,566
KBR, Inc.	49	3,182
Maximus, Inc.	47	3,773
Paychex, Inc.	7	832
Paylocity Holding Corp. (b)	38	5,896
WNS Holdings Ltd.	26	1,090
		113,245
Trading Companies & Distributors - 0.6%
Air Lease Corp. Class A	51	2,562
Applied Industrial Technologies, Inc.	10	1,833
Core & Main, Inc. (b)	58	3,275
Ferguson PLC	212	44,499
GMS, Inc. (b)	79	7,309
SiteOne Landscape Supply, Inc. (b)	13	2,040
United Rentals, Inc.	21	14,028
W.W. Grainger, Inc.	17	15,663
WESCO International, Inc.	18	2,750
		93,959
TOTAL INDUSTRIALS		1,830,237
INFORMATION TECHNOLOGY - 26.3%
Communications Equipment - 0.7%
Arista Networks, Inc. (b)	65	16,676
Ciena Corp. (b)	160	7,397
Cisco Systems, Inc.	1,795	84,329
Juniper Networks, Inc.	326	11,351
Motorola Solutions, Inc.	13	4,409
		124,162
Electronic Equipment, Instruments & Components - 0.5%
Advanced Energy Industries, Inc.	93	8,913
Belden, Inc.	23	1,869
Crane NXT Co.	18	1,095
Fabrinet (b)	97	16,788
Insight Enterprises, Inc. (b)	100	18,257
Keysight Technologies, Inc. (b)	136	20,120
Sanmina Corp. (b)	39	2,366
TD SYNNEX Corp.	40	4,714
Trimble, Inc. (b)	162	9,731
Vontier Corp.	58	2,357
		86,210
IT Services - 2.0%
Accenture PLC Class A	83	24,976
Akamai Technologies, Inc. (b)	221	22,306
Amdocs Ltd.	236	19,822
Capgemini SA	62	13,031
Cloudflare, Inc. (b)	94	8,216
Cognizant Technology Solutions Corp. Class A	57	3,744
Digitalocean Holdings, Inc. (b)	196	6,441
DXC Technology Co. (b)	82	1,598
Endava PLC ADR (b)	26	754
Gartner, Inc. (b)	29	11,965
GoDaddy, Inc. (b)	196	23,986
IBM Corp.	422	70,136
Kyndryl Holdings, Inc. (b)	105	2,064
MongoDB, Inc. Class A (b)	68	24,832
Okta, Inc. (b)	201	18,689
Perficient, Inc. (b)	21	992
Shopify, Inc. Class A (b)	272	19,096
Snowflake, Inc. (b)	150	23,280
Twilio, Inc. Class A (b)	428	25,629
VeriSign, Inc. (b)	57	9,660
Wix.com Ltd. (b)	115	13,670
		344,887
Semiconductors & Semiconductor Equipment - 10.0%
Advanced Micro Devices, Inc. (b)	484	76,656
Allegro MicroSystems LLC (b)	316	9,382
Analog Devices, Inc.	83	16,651
Applied Materials, Inc.	375	74,494
ASML Holding NV (depository receipt)	7	6,107
Cirrus Logic, Inc. (b)	121	10,717
Diodes, Inc. (b)	215	15,697
Enphase Energy, Inc. (b)	60	6,526
First Solar, Inc. (b)	91	16,043
GlobalFoundries, Inc. (b)	601	29,377
Intel Corp.	1,741	53,048
Lam Research Corp.	57	50,981
Lattice Semiconductor Corp. (b)	75	5,145
Micron Technology, Inc.	416	46,991
MKS Instruments, Inc.	54	6,425
Monolithic Power Systems, Inc.	22	14,725
Nova Ltd. (b)	22	3,738
NVIDIA Corp.	998	862,292
NXP Semiconductors NV	361	92,485
ON Semiconductor Corp. (b)	374	26,240
Onto Innovation, Inc. (b)	73	13,541
Qorvo, Inc. (b)	100	11,684
Qualcomm, Inc.	246	40,799
Silicon Motion Tech Corp. sponsored ADR	22	1,624
Skyworks Solutions, Inc.	122	13,004
SMART Global Holdings, Inc. (b)	261	4,768
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	398	54,661
Teradyne, Inc.	25	2,908
Texas Instruments, Inc.	673	118,731
Universal Display Corp.	50	7,899
Wolfspeed, Inc. (b)	88	2,379
		1,695,718
Software - 9.0%
Adobe, Inc. (b)	151	69,887
ANSYS, Inc. (b)	16	5,198
AppLovin Corp. (b)	47	3,317
Atlassian Corp. PLC (b)	46	7,926
Autodesk, Inc. (b)	168	35,759
Bill Holdings, Inc. (b)	20	1,247
Cadence Design Systems, Inc. (b)	73	20,121
CCC Intelligent Solutions Holdings, Inc. Class A (b)	183	2,053
Crowdstrike Holdings, Inc. (b)	9	2,633
Dolby Laboratories, Inc. Class A	2	155
DoubleVerify Holdings, Inc. (b)	58	1,699
Elastic NV (b)	81	8,280
Fair Isaac Corp. (b)	6	6,800
Five9, Inc. (b)	58	3,339
Gen Digital, Inc.	1,461	29,425
Guidewire Software, Inc. (b)	29	3,202
HubSpot, Inc. (b)	35	21,170
Informatica, Inc. (b)	63	1,951
Intapp, Inc. (b)	92	2,845
Intuit, Inc.	114	71,321
Lumine Group, Inc. (b)	160	4,383
Microsoft Corp.	2,240	872,091
MicroStrategy, Inc. Class A (b)	2	2,130
Open Text Corp.	70	2,472
Oracle Corp.	599	68,136
Palo Alto Networks, Inc. (b)	56	16,290
Procore Technologies, Inc. (b)	27	1,847
Progress Software Corp.	29	1,445
PROS Holdings, Inc. (b)	162	5,306
PTC, Inc. (b)	110	19,518
Salesforce, Inc.	342	91,977
SAP SE sponsored ADR	155	28,088
SentinelOne, Inc. (b)	89	1,881
ServiceNow, Inc. (b)	55	38,133
SPS Commerce, Inc. (b)	52	9,041
Synopsys, Inc. (b)	48	25,468
Tenable Holdings, Inc. (b)	226	10,163
Vertex, Inc. Class A (b)	97	2,826
Workday, Inc. Class A (b)	98	23,984
Zscaler, Inc. (b)	33	5,707
		1,529,214
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	3,550	604,672
Dell Technologies, Inc.	209	26,050
Hewlett Packard Enterprise Co.	1,483	25,211
HP, Inc.	334	9,382
Samsung Electronics Co. Ltd.	103	5,709
Western Digital Corp. (b)	269	19,053
		690,077
TOTAL INFORMATION TECHNOLOGY		4,470,268
MATERIALS - 2.6%
Chemicals - 1.4%
Axalta Coating Systems Ltd. (b)	59	1,855
CF Industries Holdings, Inc.	112	8,845
Corteva, Inc.	149	8,065
Dow, Inc.	271	15,420
DuPont de Nemours, Inc.	282	20,445
Ecolab, Inc.	243	54,954
Element Solutions, Inc.	384	8,882
FMC Corp.	27	1,593
Ginkgo Bioworks Holdings, Inc. Class A (b)	873	778
International Flavors & Fragrances, Inc.	159	13,459
Linde PLC	99	43,655
LyondellBasell Industries NV Class A	177	17,695
NewMarket Corp.	5	2,635
Nutrien Ltd.	159	8,390
PPG Industries, Inc.	150	19,350
Sherwin-Williams Co.	25	7,490
		233,511
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	18	10,567
Containers & Packaging - 0.2%
Aptargroup, Inc.	17	2,454
Ball Corp.	156	10,853
Crown Holdings, Inc.	88	7,222
International Paper Co.	156	5,451
		25,980
Metals & Mining - 0.9%
ATI, Inc. (b)	68	4,060
Carpenter Technology Corp.	28	2,400
Commercial Metals Co.	225	12,092
Constellium NV (b)	315	6,202
First Quantum Minerals Ltd.	1,596	20,265
Freeport-McMoRan, Inc.	719	35,907
Ivanhoe Mines Ltd. (b)	756	10,247
Lundin Mining Corp.	748	8,541
Newmont Corp.	515	20,930
Nucor Corp.	89	14,999
Reliance, Inc.	11	3,132
Royal Gold, Inc.	18	2,162
Southern Copper Corp.	65	7,584
Steel Dynamics, Inc.	72	9,369
		157,890
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	74	5,416
Sylvamo Corp.	30	1,875
		7,291
TOTAL MATERIALS		435,239
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	191	32,768
Crown Castle, Inc.	602	56,456
Digital Realty Trust, Inc.	192	26,646
Equinix, Inc.	51	36,267
Iron Mountain, Inc.	207	16,047
Omega Healthcare Investors, Inc.	51	1,551
Park Hotels & Resorts, Inc.	134	2,161
Prologis, Inc.	104	10,613
SBA Communications Corp. Class A	36	6,700
Simon Property Group, Inc.	27	3,794
Welltower, Inc.	252	24,011
Weyerhaeuser Co.	184	5,551
		222,565
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (b)	315	27,370
Colliers International Group, Inc.	57	5,936
Jones Lang LaSalle, Inc. (b)	50	9,035
Marcus & Millichap, Inc.	62	1,964
		44,305
TOTAL REAL ESTATE		266,870
UTILITIES - 2.0%
Electric Utilities - 1.2%
Avangrid, Inc.	98	3,580
Constellation Energy Corp.	72	13,388
Edison International	531	37,733
Eversource Energy	477	28,916
Exelon Corp.	612	22,999
NextEra Energy, Inc.	898	60,139
PG&E Corp.	2,032	34,768
		201,523
Gas Utilities - 0.2%
Brookfield Infrastructure Corp. A Shares	238	7,252
Southwest Gas Holdings, Inc.	178	13,282
UGI Corp.	272	6,952
		27,486
Independent Power and Renewable Electricity Producers - 0.0%
Clearway Energy, Inc. Class C	55	1,286
Multi-Utilities - 0.5%
Consolidated Edison, Inc.	124	11,706
Public Service Enterprise Group, Inc.	1,101	76,057
Sempra	35	2,507
		90,270
Water Utilities - 0.1%
American Water Works Co., Inc.	28	3,425
Essential Utilities, Inc.	243	8,889
		12,314
TOTAL UTILITIES		332,879
TOTAL COMMON STOCKS (Cost $14,436,127)		16,519,397

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.1%
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd. (Cost $25,856)	572	26,633

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $367,635)	367,562	367,635

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $14,829,618)	16,913,665
NET OTHER ASSETS (LIABILITIES) - 0.3% (e)	45,719
NET ASSETS - 100.0%	16,959,384

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	Jun 2024	253,350	938	938

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,884 or 0.1% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $11,800 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	717,580	4,599,526	4,949,462	9,587	(9)	-	367,635	0.0%
Total	717,580	4,599,526	4,949,462	9,587	(9)	-	367,635

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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